Deferred Charges, net	6 Months Ended
Jun. 30, 2025
Deferred Charges, net [Abstract]
Deferred Charges, net
4.         Deferred Charges, net:

The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2024	$1,075,826
Amortization	(443,564)
Balance June 30, 2025	$632,262